Segment Information and Sales to Significant Customers (Tables)	12 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area

The following is a summary of revenue and long-lived assets by geographic area. Revenue is attributed to geographic region based on the location of the customers.

	Year Ended September 30,
	2016	2015	2014
Revenue
North America (mainly United States)	$2,381,122	$2,555,539	$2,589,613
Europe	513,295	422,095	450,669
Rest of the world	823,812	665,904	523,355

Total	$3,718,229	$3,643,538	$3,563,637

Summary of Long-Lived Assets by Geographic Area

	As of September 30,
	2016	2015
Long-lived Assets(1)
Europe	$127,318	$102,434
North America (mainly United States)	72,907	79,693
Rest of the world:
Israel	67,736	59,581
India	38,629	34,472
Others	25,138	33,140

Total	$331,728	$309,320

(1)	Equipment and leasehold improvements.

Revenue and Customer Information

Customer experience solutions include the following offerings: digital experience for consumer multiplay and business customers, network solutions, Internet of Things (IoT), customer operational intelligence, mobile financial services and Amdocs Optima. Customer experience solutions also include a comprehensive line of services such as thought leadership & advisory aervices, systems integration, transformation services, managed services, network services, digital business operations for order to activation, order gateway services, revenue guard, Amdocs academy and testing. Directory includes comprehensive set of products and services for media publishers, TV networks, video streaming providers, ad agencies and advertising service providers.

Total revenue consists of the following:

	Year Ended September 30,
	2016	2015	2014
Customer experience solutions	$3,629,698	$3,542,531	$3,435,478
Directory	88,531	101,007	128,159

Total	$3,718,229	$3,643,538	$3,563,637